FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives - Financial Assets, Excluding Derivatives [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
Debt securities:
Total financial assets carried at fair value, excluding derivatives	£ 26,901	£ 47,624
The Group [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	1,782	20,011
Loans and advances to banks		236
Debt securities:
Government securities	290	2,293
Corporate and other debt securities	47	540
	337	2,853
Equity shares	165	156
Total financial assets at fair value through profit or loss	2,284	23,256
Debt securities:
Asset-backed securities		20
The Group [member] | Financial assets at fair value through other comprehensive income, category [member]
Debt securities:
Government securities	13,082	18,971
Corporate and other debt securities	11,036	5,119
	24,178	24,147
Debt securities:
Asset-backed securities	60	57
Debt securities:
Treasury and other bills	439	221
Financial assets at fair value through other comprehensive income	24,617	24,368
The Bank [member]
Debt securities:
Total financial assets carried at fair value, excluding derivatives	22,863	44,051
The Bank [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	362	17,790
Loans and advances to banks		236
Debt securities:
Government securities	290	2,293
Corporate and other debt securities	47	518
	337	2,811
Equity shares	4	6
Total financial assets at fair value through profit or loss	703	20,843
The Bank [member] | Financial assets at fair value through other comprehensive income, category [member]
Debt securities:
Government securities	12,938	18,831
Corporate and other debt securities	8,783	4,151
	21,721	22,987
Debt securities:
Asset-backed securities		5
Debt securities:
Treasury and other bills	439	221
Financial assets at fair value through other comprehensive income	22,160	23,208
Level 3 of fair value hierarchy [member] | The Group [member]
Debt securities:
Total financial assets carried at fair value, excluding derivatives	1,889	2,774
Level 3 of fair value hierarchy [member] | The Group [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	1,782	2,721
Debt securities:
Corporate and other debt securities	47
	47
Total financial assets at fair value through profit or loss	1,829	2,721
Level 3 of fair value hierarchy [member] | The Group [member] | Financial assets at fair value through other comprehensive income, category [member]
Debt securities:
	60	53
Debt securities:
Asset-backed securities	60	53
Debt securities:
Financial assets at fair value through other comprehensive income	60	53
Level 3 of fair value hierarchy [member] | The Bank [member]
Debt securities:
Total financial assets carried at fair value, excluding derivatives	409	890
Level 3 of fair value hierarchy [member] | The Bank [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	362	890
Debt securities:
Corporate and other debt securities	47
	47
Total financial assets at fair value through profit or loss	409	890
Level 1 of fair value hierarchy [member] | The Group [member]
Debt securities:
Total financial assets carried at fair value, excluding derivatives	13,734	21,511
Level 1 of fair value hierarchy [member] | The Group [member] | Financial assets at fair value through profit or loss, category [member]
Debt securities:
Government securities	290	2,293
	290	2,293
Equity shares	161	150
Total financial assets at fair value through profit or loss	451	2,443
Level 1 of fair value hierarchy [member] | The Group [member] | Financial assets at fair value through other comprehensive income, category [member]
Debt securities:
Government securities	12,844	18,847
	12,844	18,847
Debt securities:
Treasury and other bills	439	221
Financial assets at fair value through other comprehensive income	13,283	19,068
Level 1 of fair value hierarchy [member] | The Bank [member]
Debt securities:
Total financial assets carried at fair value, excluding derivatives	13,429	21,221
Level 1 of fair value hierarchy [member] | The Bank [member] | Financial assets at fair value through profit or loss, category [member]
Debt securities:
Government securities	290	2,293
	290	2,293
Total financial assets at fair value through profit or loss	290	2,293
Level 1 of fair value hierarchy [member] | The Bank [member] | Financial assets at fair value through other comprehensive income, category [member]
Debt securities:
Government securities	12,700	18,707
	12,700	18,707
Debt securities:
Treasury and other bills	439	221
Financial assets at fair value through other comprehensive income	13,139	18,928
Level 2 of fair value hierarchy [member] | The Group [member]
Debt securities:
Total financial assets carried at fair value, excluding derivatives	11,278	23,339
Level 2 of fair value hierarchy [member] | The Group [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers		17,290
Loans and advances to banks		236
Debt securities:
Corporate and other debt securities		540
		560
Equity shares	4	6
Total financial assets at fair value through profit or loss	4	18,092
Debt securities:
Asset-backed securities		20
Level 2 of fair value hierarchy [member] | The Group [member] | Financial assets at fair value through other comprehensive income, category [member]
Debt securities:
Government securities	238	124
Corporate and other debt securities	11,036	5,119
	11,274	5,247
Debt securities:
Asset-backed securities		4
Debt securities:
Financial assets at fair value through other comprehensive income	11,274	5,247
Level 2 of fair value hierarchy [member] | The Bank [member]
Debt securities:
Total financial assets carried at fair value, excluding derivatives	9,025	21,940
Level 2 of fair value hierarchy [member] | The Bank [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers		16,900
Loans and advances to banks		236
Debt securities:
Corporate and other debt securities		518
		518
Equity shares	4	6
Total financial assets at fair value through profit or loss	4	17,660
Level 2 of fair value hierarchy [member] | The Bank [member] | Financial assets at fair value through other comprehensive income, category [member]
Debt securities:
Government securities	238	124
Corporate and other debt securities	8,783	4,151
	9,021	4,280
Debt securities:
Asset-backed securities		5
Debt securities:
Financial assets at fair value through other comprehensive income	£ 9,021	£ 4,280